Equity-Based Compensation - Summary of Equity Option Plan (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Equity Option Awards, Outstanding, Beginning balance	7,769,531	8,968,285
Options granted	0	0
Equity Option Awards, Exercised	(33,217)	(187,580)
Equity Option Awards, Forfeited	(9,770)	(1,011,174)
Equity Option Awards, Outstanding, Ending balance	7,726,544	7,769,531	8,968,285
Equity Option Awards, Vested or expect to vest as of December 31, 2021	7,726,544
Equity Option Awards, Vested and exercisable at December 31, 2021	7,063,174
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.60	$ 0.61
Weighted Average Exercise Price, Granted	0	0
Weighted Average Exercise Price, Exercised	0.55	0.54
Weighted Average Exercise Price, Forfeited	0.74	0.64
Weighted Average Exercise Price, Outstanding, Ending balance	0.60	$ 0.60	$ 0.61
Weighted Average Exercise Price, Vested or expect to vest as of December 31, 2021	0.60
Weighted Average Exercise Price, Vested and exercisable at December 31, 2021	$ 0.59
Weighted Average Remaining Contractual Life (Years), Outstanding	5 years 2 months 19 days	6 years 14 days	8 years 3 months 3 days
Weighted Average Remaining Contractual Life (Years), Vested or expect to vest as of December 31, 2021	5 years 2 months 19 days
Weighted Average Remaining Contractual Life (Years), Vested and exercisable at December 31, 2021	5 years 18 days